Emerging Markets Growth Fund, Inc. Prospectus Supplement January 1, 2025 (for prospectus dated September 1, 2024)

The following is added to the section titled “The Capital SystemTM” in the “Management and organization” section of the prospectus:

Patricio Ciarfaglia, Partner, Capital International Investors, serves as an equity portfolio manager for the fund. Patricio serves as Senior Vice President of the fund and has 16 years of experience (all with Capital International, Inc. or an affiliate). He has less than one year of experience in managing the fund and 11 years of prior experience as an investment analyst for the fund. Saurav Jain, Partner, Capital International Investors, serves as an equity portfolio manager for the fund. Saurav serves as Senior Vice President of the fund and has 17 years of experience in total (all with Capital International, Inc. or an affiliate). He has less than one year experience in managing the fund.

Eu-Gene Cheah will no longer manage money in the fund.

Keep this supplement with your prospectus.

Lit. No. MFGEBS-592-0125O CGD/10039-S104692

Emerging Markets Growth Fund, Inc. Statement of Additional Information Supplement January 1, 2025 (for statement of additional information dated September 1, 2024)

The table under the heading “Portfolio manager fund holdings and other managed accounts” in the “Management of the fund” section of the statement of additional information is amended to read as follows. Footnotes 1-3 to the table in the statement of additional information remain unchanged.

Portfolio manager	Dollar range of fund shares owned[1]	Number of other registered investment companies (RICs) for which portfolio manager is a manager (assets of RICs in billions)[2]		Number of other pooled investment vehicles (PIVs) for which portfolio manager is a manager (assets of PIVs in billions)[2]		Number of other accounts for which portfolio manager is a manager (assets of other accounts in billions) [2,3]
Arthur Caye	$100,001 - $500,000	1	$1.9	5	$2.83	None
Patricio Ciarfaglia	$100,001 - $500,000	None		2	$0.72	None
Saurav Jain	$100,001 - $500,000	4	$112.7	5	$1.44	2	$0.24
Victor D. Kohn	Over $1,000,000	1	$1.9	3	$2.11	None
Samir Parekh	$500,001 - $1,000,000	2	$208.4	2	$13.11	None

Keep this supplement with your statement of additional information.

Lit No. MFGEBS-593-0125O CGD/10149-S104695